Quarterly Holdings Report
for
Fidelity® High Dividend ETF
October 31, 2023
T17-NPRT1-1223
1.9880049.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	101,271	1,559,573
Verizon Communications, Inc.	54,242	1,905,521
		3,465,094
Entertainment - 0.1%
Electronic Arts, Inc.	10,817	1,339,036
Warner Music Group Corp. Class A	28,721	898,967
		2,238,003
Media - 0.6%
Cable One, Inc.	1,257	691,187
Comcast Corp. Class A	55,341	2,285,030
Fox Corp. Class A	32,784	996,306
Interpublic Group of Companies, Inc.	29,648	842,003
News Corp. Class A	52,145	1,078,359
Nexstar Broadcasting Group, Inc. Class A	5,152	721,692
Omnicom Group, Inc.	12,757	955,627
Paramount Global Class B (a)	44,944	488,991
TEGNA, Inc.	52,861	767,013
The New York Times Co. Class A	29,575	1,192,168
		10,018,376
TOTAL COMMUNICATION SERVICES		15,721,473
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 0.3%
Ford Motor Co.	441,669	4,306,273
Broadline Retail - 0.2%
Kohl's Corp. (a)	157,395	3,549,257
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	33,499	8,782,433
Starbucks Corp.	69,465	6,407,452
		15,189,885
Household Durables - 0.4%
Newell Brands, Inc.	328,054	2,204,523
Vistry Group PLC	422,794	3,627,188
		5,831,711
Specialty Retail - 1.2%
Best Buy Co., Inc.	61,523	4,110,967
Lowe's Companies, Inc.	35,233	6,714,353
The Home Depot, Inc.	34,301	9,765,152
		20,590,472
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	64,036	6,580,980
TOTAL CONSUMER DISCRETIONARY		56,048,578
CONSUMER STAPLES - 12.2%
Beverages - 4.1%
PepsiCo, Inc.	215,198	35,137,529
The Coca-Cola Co.	607,130	34,296,774
		69,434,303
Consumer Staples Distribution & Retail - 0.3%
Target Corp.	37,642	4,170,357
Household Products - 2.6%
Procter & Gamble Co.	290,894	43,642,827
Personal Care Products - 0.1%
Kenvue, Inc.	73,239	1,362,245
Tobacco - 5.1%
Altria Group, Inc.	630,153	25,313,246
British American Tobacco PLC (United Kingdom)	521,793	15,537,985
Imperial Brands PLC	799,219	16,981,413
Philip Morris International, Inc.	320,231	28,551,796
		86,384,440
TOTAL CONSUMER STAPLES		204,994,172
ENERGY - 11.8%
Oil, Gas & Consumable Fuels - 11.8%
Chevron Corp.	212,044	30,901,172
ConocoPhillips Co.	254,281	30,208,583
Coterra Energy, Inc.	920,173	25,304,758
Devon Energy Corp.	388,878	18,110,048
EOG Resources, Inc.	202,469	25,561,711
Exxon Mobil Corp.	388,180	41,088,853
Pioneer Natural Resources Co.	110,367	26,377,713
		197,552,838
FINANCIALS - 18.5%
Banks - 9.9%
Bank of America Corp.	984,713	25,937,340
Citigroup, Inc.	546,743	21,590,881
ING Groep NV (Certificaten Van Aandelen)	1,335,271	16,976,096
Intesa Sanpaolo SpA	6,909,628	17,940,991
JPMorgan Chase & Co.	308,099	42,844,247
KBC Group NV	245,701	13,478,739
Wells Fargo & Co.	682,172	27,129,980
		165,898,274
Capital Markets - 1.5%
Blackstone, Inc.	271,042	25,030,729
Financial Services - 2.1%
The Western Union Co.	870,308	9,825,777
Visa, Inc. Class A	110,746	26,036,385
		35,862,162
Insurance - 2.7%
American Financial Group, Inc.	180,173	19,703,719
Old Republic International Corp.	916,414	25,091,415
		44,795,134
Mortgage Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc.	1,010,410	15,772,500
Rithm Capital Corp.	2,511,181	23,429,319
		39,201,819
TOTAL FINANCIALS		310,788,118
HEALTH CARE - 6.8%
Biotechnology - 2.5%
AbbVie, Inc.	112,220	15,843,220
Amgen, Inc.	53,710	13,733,647
Gilead Sciences, Inc.	153,934	12,089,976
		41,666,843
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	147,002	10,372,461
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	189,656	9,772,974
GSK PLC	446,155	7,890,171
Johnson & Johnson	114,888	17,042,486
Merck & Co., Inc.	158,542	16,282,263
Pfizer, Inc.	362,612	11,081,423
		62,069,317
TOTAL HEALTH CARE		114,108,621
INDUSTRIALS - 14.7%
Aerospace & Defense - 3.1%
Lockheed Martin Corp.	60,055	27,303,405
RTX Corp.	300,403	24,449,800
		51,753,205
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	151,552	21,406,720
Ground Transportation - 1.6%
Union Pacific Corp.	134,014	27,822,647
Industrial Conglomerates - 2.7%
3M Co.	212,725	19,347,339
Honeywell International, Inc.	139,754	25,611,318
		44,958,657
Machinery - 1.6%
Caterpillar, Inc.	116,069	26,237,397
Marine Transportation - 4.4%
A.P. Moller - Maersk A/S Series B	7,377	12,249,120
Kawasaki Kisen Kaisha Ltd. (a)	807,400	27,418,919
Mitsui OSK Lines Ltd.	688,500	17,652,914
Nippon Yusen KK	710,200	17,243,259
		74,564,212
TOTAL INDUSTRIALS		246,742,838
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	393,309	20,503,198
IT Services - 1.0%
IBM Corp.	121,981	17,643,332
Semiconductors & Semiconductor Equipment - 8.1%
Broadcom, Inc.	34,487	29,016,327
Intel Corp.	552,574	20,168,951
NVIDIA Corp.	143,639	58,575,984
Qualcomm, Inc.	129,904	14,158,237
Texas Instruments, Inc.	98,434	13,978,612
		135,898,111
Software - 6.2%
Microsoft Corp.	306,490	103,627,336
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	603,091	102,989,850
HP, Inc.	431,592	11,363,817
		114,353,667
TOTAL INFORMATION TECHNOLOGY		392,025,644
REAL ESTATE - 8.1%
Equity Real Estate Investment Trusts (REITs) - 8.1%
American Tower Corp.	89,832	16,007,164
Crown Castle International Corp.	121,766	11,321,803
Digital Realty Trust, Inc.	142,639	17,738,586
Healthcare Trust of America, Inc.	723,881	10,387,692
Medical Properties Trust, Inc. (a)	1,229,427	5,876,661
Omega Healthcare Investors, Inc.	527,589	17,463,196
Prologis (REIT), Inc.	158,206	15,939,255
Public Storage	57,124	13,636,070
Simon Property Group, Inc.	132,831	14,596,799
Weyerhaeuser Co.	468,317	13,436,015
		136,403,241
TOTAL COMMON STOCKS (Cost $1,712,949,289)		1,674,385,523

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b)	3,689,079	3,689,817
Fidelity Securities Lending Cash Central Fund 5.40% (b)(c)	23,150,685	23,153,000
TOTAL MONEY MARKET FUNDS (Cost $26,842,817)		26,842,817

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,739,792,106)	1,701,228,340
NET OTHER ASSETS (LIABILITIES) - (1.3)% (d)	(21,055,407)
NET ASSETS - 100.0%	1,680,172,933

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	27	Dec 2023	5,686,538	(373,097)	(373,097)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Includes $302,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	4,259,333	24,995,455	25,564,971	37,588	-	-	3,689,817	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	12,024,950	99,717,315	88,589,265	70,099	-	-	23,153,000	0.1%
Total	16,284,283	124,712,770	114,154,236	107,687	-	-	26,842,817

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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